Commitments and Contingencies (Leases, Future Minimum Payments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 44
2018	37
2019	27
2020	24
2021	18
Thereafter	86
Total	$ 236